Share Capital - Estimated Fair Value of Options Granted, Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Risk free interest rate	1.60%	1.30%
Volatility	49.00%	43.00%
Expected option life (in years)	4 years 8 months 12 days	3 years 7 months 6 days
Dividend yield	4.60%	3.40%
Forfeiture rate	8.90%	4.50%